Related Parties - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended
	Apr. 30, 2021	Mar. 31, 2021
Officers Fund [Member] | Top of range [member]
Statements [Line Items]
Grant benefit to employees vesting period		4 years
Officers Fund [Member] | Bottom of range [member]
Statements [Line Items]
Grant benefit to employees vesting period		2 years
Nonadjusting Events Reporting Period [Member] | Personnel Expenses [Member]
Statements [Line Items]
Directors and officers bonus	$ 0.2